Cash and Cash Equivalents and Short-term Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash and Cash Equivalents and Short-term Investments
Cash at bank and on hand	$ 104,620	$ 87,828
Bank deposits maturing in three months or less	272,922	147,802
Cash and cash equivalents	377,542	235,630
Bank deposits maturing over three months (note)	634,158	199,546
Cash and cash equivalents and short-term investments	$ 1,011,700	$ 435,176
Minimum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investment (in days)	91 days	91 days
Maximum
Cash and Cash Equivalents and Short-term Investments
Maturities for short-term investment (in days)	180 days	180 days